Subsequent Events (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013 Subsequent Event [Member]
Subsequent Events (Tables) [Line Items]
Schedule of Stockholders Equity [Table Text Block]	For the three months ended March 31, 2014, the Company issued the following Common Stock:

	Number of Common Shares Issued	Value of Common Shares
Common Shares for Acquisition	204,750	$210,893
Common Shares for Performance Plan	204,689	$334,534
Common Shares for Conversion of Series AA Preferred Shares	2,605,513	$2,657,623
Warrants and Options Exercised	24,167	$26,100
Summary of subsequent stock issuances as of March 21, 2014:

	Number of Common Shares Issued	Value of Common Shares
Common Shares for Acquisition	204,750	$210,893
Common Shares for Performance Plan	204,689	$212,877
Common Shares for Conversion of Series AA Preferred Shares	2,605,513	$1,302,757
Warrants and Options Exercised	24,167	$26,100